ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Subsidiaries and Variable Interest Entities [Table Text Block]
As of September 30, 2012, details of the Company’s subsidiaries and variable interest entities are as follows:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity

Subsidiaries:
State Harvest Holdings Limited (“State Harvest”)	October 6, 2004	British Virgin Islands	100%	Investment holding

Beijing Origin State Harvest	December 1, 2004	People’s Republic	100%	Hybrid seed
Biotechnology Limited (“BioTech”)		of China (“PRC”)		Technology development

Shandong Kunfeng Biochemical Limited (note (iii)) (“Kunfeng”)	June 14, 2006	PRC	100%	Agricultural chemical producer

Variable interest entity:
Beijing Origin Seed Limited (note (i)) (“Beijing Origin”)	December 26, 1997	PRC	-	Hybrid crop seed development,
				production and
				distribution

Subsidiaries held by Beijing Origin:
Henan Origin Cotton Technology Development Limited (note (i)) (“Henan Cotton”)	March 2, 2001	PRC	92.04%	Hybrid crop seed development, production and distribution

Changchun Origin Seed Technology Development Limited (note (i); note (iv)) (“Changchun Origin”)	April 29, 2003	PRC	99.83%	Hybrid crop seed development, production and distribution

Linze Origin Seed Limited (note (i))	November 18, 2008	PRC	100%	Hybrid crop seed development, production and distribution

Xinjiang Originbo Seed Company Limited (“Xinjiang Origin”) (note (i); note (ii))	July 13, 2011	PRC	51%	Hybrid crop seed development, production and distribution

Denong Zhengcheng Seed Limited (note v) (“Denong”)	June 21, 2000	PRC	98.58%	Hybrid seed development, production and distribution

Note (i):	Beijing Origin Seed Limited, Henan Origin Cotton Technology Development Limited, Changchun Origin Seed Technology Development Limited, Linze Origin Seed Limited and Xinjiang Originbo Seed Company Limited are collectively referred to as “Beijing Origin”.
Note (ii):	During the year, both Beijing Origin and the non-controlling interest made capital injection to Xinjiang Originbo Seed Company Limited, leading to an increase in its paid in capital to RMB100,000 from RMB40,000 in last year. Subsequent to the capital injection, Beijing Origin holds a 51% ownership interest in Xinjiang Origin.
Note (iii):	As of April 6, 2012, Kunfeng has completed its restructuring procedures and is now a wholly owned subsidiary of BioTech.
Note (iv):	In July 2012, Beijing Origin made capital injection to Changchun Origin, leading to an increase in its paid in capital to RMB30,000 from 5,000 in last year. Subsequent to the capital injection, the share ratio of Beijing Origin increased to 99.83% from 99% last year.
Note (v):	In June 2012, Beijing Origin made capital injection to Denong, leading to an increase in its paid in capital to RMB120,000 from 80,000 last year. Subsequent to the capital injection, the share ratio of Beijing Origin increased to 98.58% from 97.87% last year.

Schedule of Business Acquisitions, by Acquisition [Table Text Block]

The net book value of acquired assets and liabilities pursuant to the Share Exchange Transaction is as follows:

RMB
Net assets acquired:
Cash	163,517
Other current assets	6,201
Due to State Harvest Shareholders and their designee	(2,022)
Other payables and accrued expenses	(965)

166,731
Less: Transaction costs paid in cash	(14,430)
Tax effect of the Share Exchange Transaction	(39,060)

113,241

Schedule Of Business Acquisition Additional Purchase Price [Table Text Block]

As further additional purchase price, certain State Harvest Shareholders and their designee will be issued an aggregate of 1,500,000 shares of common stock of Agritech for any of the next four years if, on a consolidated basis, Agritech generates after-tax profits (excluding after-tax operating profits from any subsequent acquisitions of securities that have a dilutive effect and before the expenses of this transaction and director and employee option expense) of at least the following amounts:

After-tax profit
US$
Twelve months ended June 30,
2006	11,000
2007	16,000
2008	21,000
2009	29,000